Organization and Business Description (Tables)	12 Months Ended
Jun. 30, 2023
Organization and Business Description (Tables) [Line Items]
Schedule of Consolidated Financial Statements of the Company	The consolidated financial statements of the Company include the following entities:
Name of Entity	Date of Formation	Place of Incorporation	% of Ownership	Principal Activities
ICZOOM	June 18, 2015	Cayman Islands	Parent, 100%	Investment holding
ICZOOM HK	May 22, 2012	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Ehub	September 13, 2012	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Hjet HK	August 6, 2013	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Components Zone HK	May 19, 2020	Hong Kong	100%	Investment holding
ICZOOM WFOE	September 17, 2020	PRC	100%	WFOE, Consultancy
Hjet Shuntong	November 8, 2013	PRC	100%	Investment holding
Hjet Supply Chain	July 3, 2006	PRC	100%	Order fulfilment
ICZOOM Shenzhen	July 20, 2015	PRC	100%	Sales of electronic components through B2B e-commerce platform
Hjet Logistics	May 31, 2013	PRC	100%	Logistics and product shipping
Heng Nuo Chen	May 25, 2015	PRC	100%	Logistics and product shipping. Deregistered in August 2021
Pai Ming Shenzhen	May 9, 2012	PRC	0%, Former VIE	Holds an EDI license and an ICP License. The VIE agreements has been terminated in December 2021

Schedule of Unaudited Balance Sheet
	June 30, 2023	June 30, 2022
ASSETS
Non-current asset
Investment in subsidiaries and the VIE	$15,544,196	$10,494,915
Total assets	$15,544,196	$10,494,915

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.16 par value, 35,000,000 shares authorized, 10,326,374 and 8,826,374 shares issued and outstanding as of June 30, 2023 and 2022, respectively: *
Class A shares, 30,000,000 shares authorized, 6,496,874 and 4,996,874 shares issued and outstanding	1,039,499	799,499
Class B shares, 5,000,000 shares authorized, 3,829,500 shares issued and outstanding	612,720	612,720
Additional paid-in capital	18,795,548	14,499,213
Accumulated deficit	(4,710,203)	(6,461,373)
Accumulated other comprehensive income(loss)	(193,368)	1,044,856
Total shareholders’ equity	15,544,196	10,494,915
Total liabilities and shareholders’ equity	$15,544,196	$10,494,915

*        Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.

Schedule of Unaudited Cash flow
	For the Year Ended June 30,
	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,751,170	$2,569,810
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIE	(1,751,170)	(2,569,810)
Net cash used in operating activities	—	—

CHANGES IN CASH AND RESTRICTED CASH	—	—
CASH AND RESTRICTED CASH, beginning of year	—	—
CASH AND RESTRICTED CASH, end of year	$—	$—

Pai Ming Shenzhen [Member]
Organization and Business Description (Tables) [Line Items]
Schedule of Unaudited Balance Sheet
	December 10, 2021 (the VIE termination date)	June 30, 2021
ASSETS
CURRENT ASSETS
Cash	$41,912	$2,891
Accounts receivable	173,550	—
Prepaid expenses and other current assets	2,024	7,061
TOTAL CURRENT ASSETS	217,486	9,952
Other noncurrent assets	2,411	1,452
TOTAL ASSETS	$219,897	$11,404

LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$427,395	$566,158
TOTAL CURRENT LIABILITIES	427,395	566,158
TOTAL LIABILITIES	$427,395	$566,158

Schedule of Unaudited Operation Statement
	From July 1, 2021 to December 10, 2021 (the VIE termination date)	For the years ended June 30, 2021
	(Unaudited)
REVENUE, net	$72,425	$36,273
COST OF REVENUE	1,122	32,229
GROSS PROFIT	71,303	4,044

OPERATING EXPENSES
Selling expenses	14,265	37,809
General and administrative expenses	75,751	182,628
Total operating expenses	90,016	220,437
LOSS FROM OPERATIONS	(18,713)	(216,393)

OTHER INCOME
Other income, net	92	243
Total other income, net	92	243
LOSS BEFORE INCOME TAX PROVISION	(18,621)	(216,150)
PROVISION FOR INCOME TAXES	—	—
NET LOSS	$(18,621)	$(216,150)

Schedule of Unaudited Cash flow
	From July 1, 2021 to December 10, 2021 (the VIE termination date)	For the years ended June 30, 2021
Cash flows from operating activities:
Net loss	$(18,621)	$(216,150)
Changes in operating assets and liabilities:
Accounts receivable	—	—
Advances to suppliers	—	—
Prepaid expenses and other current assets	4,095	(2,847)
Other noncurrent assets	—	(1,421)
Accrued expenses and other current liabilities	53,198	216,478
Net cash provided by (used in) operating activities	38,672	(3,940)
Effect of exchange rate fluctuation on cash	349	515
Net increase (decrease) in cash	39,021	(3,425)
Cash at beginning of the period	2,891	6,316
Cash at end of the period	$41,912	$2,891